CUSTOMER FINANCING (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Customer Financing [Abstract]
Summary of Customer and Commercial Financing Maturities

	12.31.2025	12.31.2024
Aircraft	8.0	21.4
Spare parts	—	31.1
	8.0	52.5
Fair value adjustment	—	(11.4)
Expected credit losses	—	(8.7)
	8.0	32.4
Current	0.4	12.2
Non-current	7.6	20.2

Summary of Longterm Customer Financing Maturities	As of December 31, 2025, the maturity schedule for non-current customer financing balance is as follows:

Year
2027	0.5
2028	0.5
2029	6.6
7.6